Subsequent events (Details) - Subsequent events - Petersen and Eton Park cases	3 Months Ended
Mar. 31, 2023 USD ($)
Subsequent Event [Line Items]
Number of factual issues to be resolved	2
Increase in estimated provision	$ 285,000,000